Shareholder Report, Line Graph (Details) 196216_Oaktree Emerging Markets Equity Fund_Class A_TSR Annual {Class A} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022	Dec. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name					Class A (with sales charge)
Accumulated Value	$ 9,811	$ 10,081	$ 9,632	$ 9,521	$ 14,291
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Net Total Return (USD) Index
Accumulated Value	$ 11,466	$ 10,666	$ 9,711	$ 10,000	$ 15,315